Common and Preferred Stock - 2004, 2016 and 2018 Plans (Details) - shares	Dec. 31, 2018	Jul. 19, 2018
2004 Plan
Common and Preferred Stock
Shares reserved for issuance	422,640
2016 Plan
Common and Preferred Stock
Shares reserved for issuance	1,011,138
2018 Plan
Common and Preferred Stock
Shares reserved for issuance	1,600,000	1,600,000